Employees' Stock Option Plans (ESOP) - Schedule of Equity Settled RSUs and Stock Options Outstanding (Details)	12 Months Ended
	Mar. 31, 2026 USD ($) shares $ / shares	Mar. 31, 2025 USD ($) shares $ / shares
0 - 0.1 (RSUs) | 2019 Stock Ownership Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, No. of shares arising out of options | shares	10,422,882
Options outstanding, Weighted average remaining contractual life	1 year 2 months 8 days
Options outstanding, Weighted average exercise price | $ / shares	$ 0.10
0 - 0.1 (RSUs) | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, No. of shares arising out of options | shares	7,379,449
Options outstanding, Weighted average remaining contractual life	1 year 4 months 13 days
Options outstanding, Weighted average exercise price | $ / shares	$ 0.10
0 - 0.1 (RSUs) | Bottom of Range | 2019 Stock Ownership Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	$ 0
0 - 0.1 (RSUs) | Bottom of Range | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	0
0 - 0.1 (RSUs) | Top of Range | 2019 Stock Ownership Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	0.1
0 - 0.1 (RSUs) | Top of Range | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	$ 0.1
6 - 19 (Stock Options) | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, No. of shares arising out of options | shares	5,361,166
Options outstanding, Weighted average remaining contractual life	7 years 2 months 1 day
Options outstanding, Weighted average exercise price | $ / shares	$ 17.54
6 - 19 (Stock Options) | Bottom of Range | 2019 Stock Ownership Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	$ 5
6 - 19 (Stock Options) | Bottom of Range | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	5
6 - 19 (Stock Options) | Top of Range | 2019 Stock Ownership Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	19
6 - 19 (Stock Options) | Top of Range | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	$ 19
0 - 0.06 (RSUs) | 2019 Stock Ownership Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, No. of shares arising out of options | shares		8,072,635
Options outstanding, Weighted average remaining contractual life		1 year 2 months 23 days
Options outstanding, Weighted average exercise price | $ / shares		$ 0.06
0 - 0.06 (RSUs) | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, No. of shares arising out of options | shares		7,259,464
Options outstanding, Weighted average remaining contractual life		1 year 6 months 3 days
Options outstanding, Weighted average exercise price | $ / shares		$ 0.06
0 - 0.06 (RSUs) | Bottom of Range | 2019 Stock Ownership Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share		$ 0
0 - 0.06 (RSUs) | Bottom of Range | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share		0
0 - 0.06 (RSUs) | Top of Range | 2019 Stock Ownership Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share		0.06
0 - 0.06 (RSUs) | Top of Range | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share		$ 0.06
5 - 8 (Stock Options) | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, No. of shares arising out of options | shares		17,554
Options outstanding, Weighted average remaining contractual life		6 months 29 days
Options outstanding, Weighted average exercise price | $ / shares		$ 5.83
5 - 8 (Stock Options) | Bottom of Range | 2019 Stock Ownership Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share		$ 5
5 - 8 (Stock Options) | Bottom of Range | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share		5
5 - 8 (Stock Options) | Top of Range | 2019 Stock Ownership Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share		8
5 - 8 (Stock Options) | Top of Range | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share		$ 8